Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Corporate debt [Abstract]
Beginning balance	$ 668,201
Cash flow	(68,372)
Non-cash changes	43,254
Ending balance	$ 643,083